Business and asset acquisitions (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Business And Asset Acquisitions [Line Items]
Bargain purchase gain (note 30)	$ 87,496	$ 0	$ 0
Proveedora La Perla S A de C V [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories	13,835
Inventories	5,846
Property, plant and equipment	584,884
Total assets	604,565
Current liabilities	(392,646)
Deferred income tax	(79,423)
Acquired net identifiable assets, net	132,496
Consideration paid	45,000
Bargain purchase gain (note 30)	$ 87,496